Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Schedule of supplemental balance sheet disclosures
Cash, cash equivalents and bank overdrafts as presented in the consolidated statement of cash flows excludes restricted cash and cash equivalents that are amounts primarily required to be maintained on deposit with various regulatory authorities to support the operations of the insurance and reinsurance subsidiaries. Cash equivalents are comprised of treasury bills and other eligible bills.

	December 31, 2018
	Unrestricted cash and cash equivalents included in the consolidated statement of cash flows			Restricted cash and cash equivalents			Cash and cash equivalents included on the consolidated balance sheet
	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total
Holding company cash and investments	131.0	96.1	227.1	0.6	—	0.6	131.6	96.1	227.7
Subsidiary cash and short term investments	2,300.1	1,722.7	4,022.8	359.7	201.2	560.9	2,659.8	1,923.9	4,583.7
Subsidiary assets pledged for short sale and derivative obligations	—	3.0	3.0	—	—	—	—	3.0	3.0
Fairfax India	25.0	27.1	52.1	15.6	—	15.6	40.6	27.1	67.7
Fairfax Africa	77.4	154.5	231.9	—	—	—	77.4	154.5	231.9
	2,533.5	2,003.4	4,536.9	375.9	201.2	577.1	2,909.4	2,204.6	5,114.0

	December 31, 2017
	Unrestricted cash and cash equivalents included in the consolidated statement of cash flows			Restricted cash and cash equivalents			Cash and cash equivalents included on the consolidated balance sheet
	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total	Cash	Cash equivalents	Total
Holding company cash and investments	127.4	866.3	993.7	1.7	—	1.7	129.1	866.3	995.4
Subsidiary cash and short term investments	2,137.2	4,742.1	6,879.3	218.3	286.5	504.8	2,355.5	5,028.6	7,384.1
Subsidiary assets pledged for short sale and derivative obligations	—	16.8	16.8	—	—	—	—	16.8	16.8
Fairfax India	28.5	—	28.5	15.5	—	15.5	44.0	—	44.0
Fairfax Africa	16.7	—	16.7	313.0	—	313.0	329.7	—	329.7
	2,309.8	5,625.2	7,935.0	548.5	286.5	835.0	2,858.3	5,911.7	8,770.0

Schedule of cash flow, supplemental disclosures
Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2018	2017
Net (purchases) sales of securities classified at FVTPL
Short term investments	8,033.8	(2,816.5)
Bonds	(10,743.0)	5,677.1
Preferred stocks	(25.6)	(249.6)
Common stocks	82.3	778.3
Derivatives and short sales	(96.8)	(677.3)
	(2,749.3)	2,712.0

Changes in operating assets and liabilities
Net decrease (increase) in restricted cash and cash equivalents	102.9	(245.4)
Provision for losses and loss adjustment expenses	1,200.6	1,842.1
Provision for unearned premiums	521.9	395.2
Insurance contract receivables	(555.6)	(428.4)
Recoverable from reinsurers	(954.5)	(1,168.5)
Other receivables	(211.6)	(32.4)
Funds withheld payable to reinsurers	(175.4)	182.0
Accounts payable and accrued liabilities	653.5	174.0
Income taxes payable	(6.2)	46.5
Other	(302.8)	(195.3)
	272.8	569.8

Net interest and dividends received
Interest and dividends received	668.1	531.9
Interest paid	(285.5)	(277.9)
	382.6	254.0

Net income taxes paid	(229.9)	(33.4)